Customers Refundable Fees (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Premium Deficiency [Line Items]
Balance at beginning of the year	$ 12,412
Revenue recognized in earnings during the year	(102,019)	(22,513)
Refunds paid during the year	(30,701)	(6,685)
Balance at end of the year	18,449	12,412
Customer
Premium Deficiency [Line Items]
Cash received	138,719	41,069
Foreign Currency Translation Adjustments
Premium Deficiency [Line Items]
Cash received	$ 38	$ 541